COMMON STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
COMMON STOCK
NOTE 8 - COMMON STOCK	The Company has 500,000,000, $0.001 par value shares of common stock authorized. There were 84,435,000 shares of common stock issued and outstanding as of June 30, 2020.

In 2019, the Company issued 135,000 shares for stock-based compensation valued $197,500.

There were 75,135,000 and 75,000,000 shares of common stock issued and outstanding as of December 31, 2019 and 2018.